INCOME TAXES (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Aug. 04, 2013
Valuation allowance disclosures
Deferred tax assets, valuation allowance				$ 1,030
Cash repatriated	29		33
Income tax expense	3	0	2
U.S.
Valuation allowance disclosures
Deferred tax assets, valuation allowance	434	252	230
U.S. | Segment, Continuing Operations
Valuation allowance disclosures
Deferred tax assets, valuation allowance	442	259	228
U.S. | Segment, Discontinued Operations
Valuation allowance disclosures
Deferred tax assets, valuation allowance	$ (8)	$ (7)	$ 2